Annual Total Returns [BarChart] - Cornerstone Moderately Conservative Fund - None or same as Fund Name	Oct. 01, 2021
Bar Chart Table:
2013	7.47%
2014	4.51%
2015	(4.02%)
2016	5.16%
2017	11.46%
2018	(5.30%)